SHARE CAPITAL (Narrative) (Details)								1 Months Ended									12 Months Ended
	Dec. 15, 2020 CAD ($) Share $ / shares	Oct. 05, 2020 CAD ($) Share $ / shares	Sep. 14, 2020 CAD ($) $ / shares shares	Sep. 14, 2020 USD ($) $ / shares shares	Jul. 09, 2020 shares	Dec. 04, 2019 CAD ($) $ / shares shares	Jan. 11, 2019 CAD ($) Share $ / shares	Sep. 22, 2020 CAD ($) Share $ / shares	Mar. 16, 2020 CAD ($) Share $ / shares	Dec. 17, 2019 CAD ($) Share $ / shares	Nov. 25, 2019 CAD ($) $ / shares shares	Sep. 16, 2019 CAD ($) Share $ / shares	Aug. 30, 2019 shares	Aug. 27, 2019 shares	Aug. 16, 2019 CAD ($) $ / shares shares	Jan. 16, 2019 CAD ($) Share $ / shares	Dec. 31, 2020 CAD ($) Share $ / shares shares	Dec. 31, 2019 CAD ($) Share $ / shares shares	Jul. 08, 2020 shares	Feb. 29, 2020 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share consolidation ratio					2.5 to 1 basis
Number of shares outstanding | shares					47,823,177												54,608,177	47,823,177	119,557,943		30,923,004
Number of shares issued | shares																	54,608,177	47,823,177
Number of common shares held in escrow released | shares																				966,563
Shares issued for cash | shares			6,785,000	6,785,000		8,799,800											6,785,000	16,900,173
Share issue price | (per share)			$ 4.48	$ 3.40		$ 2.88
Proceeds from issuing shares			$ 30,393,408	$ 23,069,000		$ 25,299,425											$ 30,393,408	$ 44,385,695
Brokerage fee expense			1,579,640			1,369,434
Legal and filing expense			$ 842,783			427,121									$ 201,164
Number of warrants issued | shares															5,796,278
Issue price of warrants | $ / shares															$ 2.15
Gross proceeds from issuance of warrants															$ 12,461,999
Payment to finders						$ 98,019									$ 223,560
Number of common shares issued in conversion of warrants | shares													977,674	4,818,604	5,796,278
Share-based payments																	$ 2,272,266	$ 1,632,183
Number of share options granted | Share	290,729	40,000					80,000	40,000	80,000	1,425,900		100,000				50,000	450,729	1,655,900
Exercise price | $ / shares	$ 4.71	$ 4.42					$ 2.18	$ 4.51	$ 1.95	$ 2.88		$ 3.28				$ 2.15	$ 4.18	$ 2.85
Expiration date	December 15, 2025	October 5, 2025					January 11, 2024	September 22, 2025	March 16, 2025	December 17, 2024		September 16, 2024				January 16, 2024
Expense from share-based payment transactions with employees	$ 525,331	$ 96,056					$ 49,700	$ 98,394	$ 76,856	$ 2,087,503		$ 185,450				$ 61,400
Forfeited/Expired							40,000										8,000	50,000
Strategic Placement With Coeur Mining Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares											2,304,094
Share issue price | $ / shares											$ 2.88
Proceeds from issuing shares											$ 6,624,271
Advisory fees and legal expenses											$ 198,992
Equity Incentive Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of issued and outstanding capital acquire for issuance of awards																	10.00%
Number of equity incentive awards available for issuance																	199,086	409,018
Equity Incentive Awards [Member] | One participant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																	5.00%
Equity Incentive Awards [Member] | One consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																	2.00%
Equity Incentive Awards [Member] | Eligible persons (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																	2.00%
Equity Incentive Awards [Member] | Insiders (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																	10.00%
Equity Incentive Awards [Member] | Insiders (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																	10.00%
Equity Incentive Awards [Member] | Any one insider and his or her associates or affiliates
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																	5.00%
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments																	$ 1,813,163	$ 1,632,183
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance | Share																	600,000
Share-based payments																	$ 46,978
Number of units granted | Share	358,203																358,203
Expense from share-based payment transactions with employees	$ 1,687,136
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance | Share																	200,000
Share-based payments																	$ 412,125
Number of units granted | Share	87,500																87,500
Expense from share-based payment transactions with employees	$ 412,125